AMOUNTS PER SHARE - Summary of Weighted Average Shares Used in Calculating Amounts Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Weighted average number of shares - basic and diluted (in shares)	555,279	551,193